Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related party disclosures

16. Related party disclosures

Compensation of key management personnel of the Company

	2021	2020	2019
	(in thousands)
	£	£	£
Short-term employee benefits	2,165	1,658	1,686
Pension and other benefits	104	79	69
Share-based payments	5,637	3,377	1,976
	7,906	5,114	3,731

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting year.